Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Financial Assets and Liabilities

The following table shows the carrying amounts and fair values of financial assets and financial liabilities.

	Accounting category		Book value on the statement of financial position	Fair Value Hierarchy
As of December 31, 2023	Fair value through profit and loss	Amortized cost		Level 1	Level 2	Level 3
	$ in thousands
Financial assets
Non-current financial assets	4,656	3,197	7,853	4,656	-	-
Trade receivables	-	569	569	-	-	-
Subsidies receivables	-	20,900	20,900	-	-	-
Current financial assets	67,107	0	67,107	24,413	-	42,694
Cash and cash equivalents	136,708	-	136,708	136,708	-	-
Total financial assets	208,471	24,666	233,136	165,777	-	42,694

Financial liabilities
Non-current lease debts	-	42,948	42,948	-	-	-
Non-current derivative instruments (EIB warrants)	7,797	-	7,797	-	-	7,797
Other non-current financial liabilities	-	41,327	41,327	-	-	-
Current lease debts	-	8,502	8,502	-	-	-
Current financial liabilities	-	5,289	5,289	-	-	-
Trade payables	-	19,069	19,069	-	-	-
Other current liabilities	-	10,219	10,219	-	-	-
Total financial liabilities	7,797	127,354	135,151	-	-	7,797

As of December 31, 2023, the carrying amount of theses assets and liabilities on the statement of consolidated financial position is a reasonable approximation of their fair value.

	Accounting category		Book value on the statement of financial position	Fair Value	Fair Value Hierarchy
As of December 31, 2024	Fair value through profit and loss	Amortized cost			Level 1	Level 2	Level 3
	$ in thousands
Financial assets
Non-current financial assets	4,556	2,965	7,521	7,521	4,556
Trade receivables	-	6,714	6,714	6,714
Subsidies receivables	-	14,521	14,521	14,521
Current financial assets	117,055	-	117,055	117,055	117,055		-
Cash and cash equivalents	143,251	-	143,251	143,251	143,251
Total financial assets	264,862	24,199	289,061	289,061	264,862	-	-

Financial liabilities
Non-current lease debts	-	34,245	34,245	34,245
Non-current derivative instruments (EIB warrants)	6,010	-	6,010	6,010			6,010
Other non-current financial liabilities	-	44,871	44,871	45,038			45,038
Current lease debts	-	8,385	8,385	8,385
Current financial liabilities	-	16,134	16,134	16,141			16,141
Trade payables	-	18,664	18,664	18,664
Other current liabilities	-	10,097	10,097	10,097
Total financial liabilities	6,010	132,397	138,408	138,581	-	-	67,189

Entity-wide disclosures:

In 2024, approximately $0.9 million of our non-current financial assets related to France, while approximately $6.7 million related to the United States.

In 2023, approximately $0.8 million of our non-current financial assets related to France, while approximately $7.1 million related to the United States.

Summary of Cash, Cash Equivalents and Current Financial Assets Denominated in US Dollars Affected Equity and Profit or Loss	cash, cash equivalents and current financial assets denominated in US dollars and affected equity and profit or loss by the amounts shown below.

	Profit (loss)		Equity, net of tax
Effect in thousands of USD	Strengthening	Weakening	Strengthening	Weakening

USD (10% movement)
Cash and cash equivalents	11,542	(11,542)	-	-
Current financial assets	11,197	(11,197)	-	-
Total cash, cash equivent and current financial assets	22,739	(22,739)	-	-

Schedule of derivative instruments put and call options

As of December 31,2024 we held derivative instruments consisting in a a combination of put and call options to hedge some of our foreign currency exchange risk. These instruments have the following features:

Maturity date	Instrument	Notional amount USD	Exercise price	Fair value at December 31, 2024
		($, in thousands)		($, in thousands)
May 13, 2025	Call option	3,000	1.100	8
May 13, 2025	Put option	5,000	1.065	(153)
July 11, 2025	Call option	3,000	1.100	15
July 11, 2025	Put option	5,000	1.065	(157)